UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

For investors seeking professional asset allocation based on a combination of quantitative and qualitative market analysis.

Semi-Annual Report

February 28, 2013

Share Class / Ticker Symbol

Fund Name	Class A	Class B	Class C	Class R3	Class I
Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSGBX	FSACX	FSASX	FSAYX
Nuveen Strategy Growth Allocation Fund	FAGSX	FSNBX	FSNCX	FSNSX	FSGYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKBX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSFBX	FSJCX	FSJSX	FSFYX

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Chairman’s

Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of recent years, investors continue to have good reason to remain cautious. The European Central Bank’s commitment to “do what it takes” to support sovereign debt markets has stabilized the broader euro area financial markets. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are required to meet the EU fiscal targets.

In the U.S., the Fed’s commitment to low interest rates through Quantitative Easing is the subject of increasing debate in its policy making deliberations and many independent economists are expressing concern about the economic distortions resulting from negative real interest rates. There are encouraging signs in Congress that both political parties are working toward compromises on previously irreconcilable social issues. It is too early to tell whether those efforts will produce meaningful results or pave the way for cooperation on the major fiscal issues that potentially loom ahead. Over the longer term, there are some positive trends for the U.S. economy: house prices are clearly recovering, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During the last eighteen months, U.S. investors have benefited from strong returns in the domestic equity markets and steady total returns in many fixed income markets. However, many macroeconomic risks remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, achieving a better balance between fiscal discipline and encouraging economic growth in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East and East Asia. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments in companies that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

April 22, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers David R. Cline, CFA, and James A. Colon, CFA, discuss the key investment strategies and the Funds’ performance during the six-month reporting period ended February 28, 2013. David and James make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC, which is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. David has led the team responsible for the management of the Funds since their inception in 2001. James became co-portfolio manager of the Funds in 2011.

How did the Funds perform during the six-month reporting period ended February 28, 2013?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month, one-year, five-year and ten-year periods ending February 28, 2013. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average.

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index, but outperformed the Lipper classification average for the six-month reporting period ended February 28, 2013.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek a high level of capital growth, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this reporting period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

During this reporting period, we continued to implement our theme of increased diversification for the Fund via additional options from the Nuveen Fund family and its affiliates. We believe these additions, discussed in more detail below, will help to further

Nuveen Investments	5

diversify and improve the Fund’s sources of risk-adjusted returns. As has historically been the case, the majority of the Nuveen Strategy Aggressive Growth Allocation Fund continued to be positioned in equities during the period in an effort to achieve its objective of providing a high level of capital growth. However, we did implement several tactical adjustments to the Fund’s asset allocation mix during November 2012. We maintained the Fund’s moderate underweight in mid-cap domestic equities, while slightly expanding its small-cap underweight from the previous period. At the same time, we eliminated the Fund’s slight overweight to large-cap domestic equities and its slight underweight to foreign equities. We also continued to overweight both the absolute return and alternative fixed-income asset classes. We made the November tactical allocation shifts in response to heightened policy risk, uncertainty due to ongoing fiscal negotiations and the constrained U.S. growth outlook, which resulted in reductions in gross domestic product (GDP) and corporate earnings estimates.

Within the equity portion of the Fund, U.S. stocks continued to represent the largest weighting. While large-cap funds continued to comprise the majority of the domestic equity portfolio at a target weight of 47%, we continued to diversify this exposure throughout the period. We added a new position in the Nuveen Symphony Large-Cap Growth Fund, which owns a portfolio of large-cap growth stocks selected through a bottom-up process using multiple quantitative and qualitative techniques. In order to establish that position, we lowered the Fund’s weighting in the Nuveen Large Cap Growth Opportunities Fund. The Fund’s exposure to the Nuveen Dividend Value Fund also increased as the Nuveen Large Cap Value Fund closed during the period and merged its assets into that portfolio. The rest of the domestic large-cap equity portfolio continued to be broadly diversified among a number of value, core and growth oriented Nuveen Funds. As mentioned above, we lowered the Fund’s small-cap exposure to a negligible amount during the period. We believe small-cap stocks had been driven to excessive valuation levels compared to other asset classes. Together, the Fund’s mid- and small-cap exposure had a tactical target weight of 6%. However, the underweight to small-cap domestic equities accounted for much of the Fund’s performance shortfall versus the Morningstar Aggressive Target Risk Index as this was the strongest performing segment of the market during the six-month period.

As global concerns moderated, we eliminated the Fund’s tactical underweight to international equities during the period and returned to an approximately 26% target allocation. The majority of the Fund’s foreign exposure resulted from a position in the Nuveen International Select Fund. This core international fund is managed by several subadvisors who invest in a broad array of securities from across developed and emerging markets. We also continued to further diversify the Fund’s international portfolio during the six-month period by adding a small position in the Nuveen Symphony International Equity Fund. This product offers a portfolio of non-U.S. equity securities selected using multiple quantitative and qualitative techniques. The Fund’s remaining international equity exposure was split between two style-oriented products managed by Nuveen affiliates: the Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) and the Nuveen Tradewinds International Value Fund.

6	Nuveen Investments

We made no tactical shifts in the Fund’s approximately 9% target allocation to real asset segments during the semi-annual period, which was divided between commodities and real estate. Two exchange-traded funds, the iShares® S&P GSCI® Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund, continued to provide the Fund’s commodities exposure. We also maintained the Fund’s small allocation to the Nuveen Real Estate Securities Fund.

In the absolute return asset class, we maintained the Fund’s approximately 6% allocation through a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund offers an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. The Nuveen Tactical Market Opportunities Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Within the Fund’s fixed-income portfolio, we carried a tactical overweight to alternative fixed income at approximately 3% of total assets, while remaining tactically underweight to core fixed income with a target allocation of 2% of the portfolio.

We continued to use equity and interest rate futures as an overlay strategy to adjust the exposures created by several funds that constitute the Nuveen Strategy Aggressive Growth Allocation Fund. For example, we purchased futures on the S&P 500® Index to increase the Fund’s exposure to large-cap stocks, while shorting Russell 2000® futures to further decrease small-cap exposure. We also continued to hold a small amount of S&P MidCap 400® Index futures. Additionally, we shorted futures contracts on U.S. Treasury 5-year notes to reduce the Fund’s exposure to the risk of rising interest rates. Due to generally higher equity prices and interest rates, the derivative positions added mildly to performance.

Regarding cash exposure, we slightly increased the Fund’s weighting for several months during the period to help mitigate market risk. However, by period end we had retired the cash overweight and returned to our previous negligible exposure, which was enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index, but performed in line with the Lipper classification average for the six-month period ended February 28, 2013.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek capital growth with a moderate level of current income, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this period, the Fund tactically used equity and fixed-income futures to adjust its mix.

Nuveen Investments	7

What were the Fund’s portfolio allocations over the six-month reporting period?

During this reporting period, we continued to implement our theme of increased diversification for the Fund via additional options from the Nuveen Fund family and its affiliates. We believe these additions, discussed in more detail below, will help to further diversify and improve the Fund’s sources of risk-adjusted returns. As has historically been the case, the majority of the Nuveen Strategy Growth Allocation Fund continued to be positioned in equities during the period in an effort to achieve its objective of providing capital growth with a moderate level of current income. However, we did implement several tactical adjustments to the Fund’s asset allocation mix during November 2012. We maintained the Fund’s moderate underweight in mid-cap domestic equities, while slightly expanding its small-cap underweight from the previous period. At the same time, we eliminated the Fund’s slight overweight to large-cap domestic equities and its slight underweight to foreign equities. We also continued to substantially underweight highly valued core bonds in favor of significantly overweighting both the alternative fixed-income and absolute return asset classes. We made the November tactical allocation shifts in response to heightened policy risk, uncertainty due to ongoing fiscal negotiations and the constrained U.S. growth outlook, which resulted in reductions in GDP and corporate earnings estimates.

Within the equity portion of the Fund, U.S. stocks continued to represent the largest weighting. While large-cap funds continued to comprise the majority of the domestic equity portfolio at a target weight of approximately 39%, we continued to diversify this exposure throughout the period. We added a new position in the Nuveen Symphony Large-Cap Growth Fund, which owns a portfolio of large-cap growth stocks selected through a bottom-up process using multiple quantitative and qualitative techniques. In order to establish that position, we lowered the Fund’s weighting in the Nuveen Large Cap Growth Opportunities Fund. The Fund’s exposure to the Nuveen Dividend Value Fund also increased as the Nuveen Large Cap Value Fund closed during the period and merged its assets into that portfolio. The rest of the domestic large-cap equity portfolio continued to be broadly diversified among a number of value, core and growth oriented Nuveen Funds. As mentioned above, we lowered the Fund’s small-cap exposure to a negligible amount during the period. Together, the Fund’s mid- and small-cap exposure had a tactical target weight of 5%.

As global concerns moderated, we eliminated the Fund’s tactical underweight to international equities during the period and returned to an approximately 21% target allocation. The majority of the Fund’s foreign exposure resulted from a position in the Nuveen International Select Fund. This core international fund is managed by several subadvisors who invest in a broad array of securities from across developed and emerging markets. We also continued to further diversify the Fund’s international portfolio during the six-month period by adding a small position in the Nuveen Symphony International Equity Fund. This product offers a portfolio of non-U.S. equity securities selected using multiple quantitative and qualitative techniques. The Fund’s remaining international equity exposure was split between two style-oriented products managed by Nuveen

8	Nuveen Investments

affiliates: the Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) and the Nuveen Tradewinds International Value Fund.

Within the Fund’s fixed-income portfolio, we carried a tactical overweight to alternative fixed income at approximately 8% of the portfolio. However, we slightly lowered exposure to the high yield asset class in November 2012 due to this segment’s recent outperformance and corporate spread tightening. To that end, we modestly reduced the Fund’s weighting in the Nuveen High Income Bond Fund, which invests primarily in high yield bonds, and the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high yielding bonds, senior bank loans and convertible securities. Elsewhere in the alternative fixed-income portfolio, we initiated a small position in the iShares® FTSE NAREIT Mortgage Fund for its income and price appreciation potential. After buying this Fund at a very depressed level, it recovered and we subsequently sold it during the reporting period. We also maintained exposure to several other alternative products including the Nuveen Preferred Securities Fund, the Nuveen High Yield Municipal Bond Fund, the Nuveen All-American Municipal Bond Fund and the Nuveen Real Asset Income Fund. In the Fund’s core fixed-income portfolio, we remained tactically underweight with a target allocation of approximately 13% of the portfolio. Core exposure was broadly diversified among the Nuveen Core Plus Bond Fund, the Nuveen Strategic Income Fund, the Nuveen Intermediate Term Bond Fund and the Nuveen Short Term Bond Fund.

We maintained the Fund’s approximately 7% allocation in the absolute return asset class, which was achieved through a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund offers an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. The Nuveen Tactical Market Opportunities Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

We also made no tactical shifts in the Fund’s approximately 9% target allocation to real asset segments during this reporting period. Real asset exposure was divided among the commodities, global infrastructure and real estate asset classes. Two exchange-traded funds, the iShares® S&P GSCI® Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund, continued to provide the Fund’s commodities exposure. We also maintained the Fund’s small allocations to the Nuveen Real Estate Securities Fund and the Nuveen Global Infrastructure Fund.

We continued to use equity and interest rate futures as an overlay strategy to adjust the exposures created by several funds that constitute the Nuveen Strategy Growth Allocation Fund. For example, we purchased futures on the S&P 500® Index to increase the Fund’s exposure to large-cap stocks, while shorting Russell 2000® futures to further decrease small-cap exposure. We also continued to hold a small amount of S&P MidCap 400® Index futures. Additionally, we shorted futures contracts on U.S. Treasury 5-year notes to reduce the Fund’s exposure to the risk of rising interest rates. Due to generally higher equity prices and interest rates, the derivative positions added mildly to performance.

Regarding cash exposure, we slightly increased the Fund’s weighting for several months during the period to help mitigate market risk. However, by period end we had retired the

Nuveen Investments	9

cash overweight and returned to our previous negligible exposure, which was enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index, but performed in-line with the Lipper classification average for the six-month period ended February 28, 2013.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek capital growth and current income, the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this reporting period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

During this reporting period, we continued to implement our theme of increased diversification for the Fund via additional options from the Nuveen fund family and its affiliates. We believe these additions, discussed in more detail below, may help to further diversify and improve the Fund’s sources of risk-adjusted returns. As has historically been the case, the majority of the Nuveen Strategy Balanced Allocation Fund continued to be positioned in equities during the period in an effort to achieve its objective of providing both capital growth and current income. However, we did implement several tactical adjustments to the Fund’s asset allocation mix during November 2012. We maintained the Fund’s moderate underweight in mid-cap domestic equities, while slightly expanding its small-cap underweight from the previous period. At the same time, we eliminated the Fund’s slight overweight to large-cap domestic equities and its slight underweight to foreign equities. We also continued to substantially underweight highly valued core bonds in favor of significantly overweighting both the alternative fixed-income and absolute return asset classes. We made the November tactical allocation shifts in response to heightened policy risk, uncertainty due to ongoing fiscal negotiations and the constrained U.S. growth outlook, which resulted in reductions in GDP and corporate earnings estimates.

Within the equity portion of the Fund, U.S. stocks continued to represent the largest weighting. While large-cap funds continued to comprise the majority of the domestic equity portfolio at a target weight of 30%, we continued to diversify this exposure throughout the period. We added a new position in the Nuveen Symphony Large-Cap Growth Fund, which owns a portfolio of large-cap growth stocks selected through a bottom-up process using multiple quantitative and qualitative techniques. In order to establish that position, we lowered the Fund’s weighting in the Nuveen Large Cap Growth Opportunities Fund. The Fund’s exposure to the Nuveen Dividend Value Fund

10	Nuveen Investments

also increased as the Nuveen Large Cap Value Fund closed during the period and merged its assets into that portfolio. The rest of the domestic large-cap equity portfolio continued to be broadly diversified among a number of value, core and growth oriented Nuveen funds. As mentioned above, we lowered the Fund’s small-cap exposure to a negligible amount during the period. Together, the Fund’s mid- and small-cap exposure had a tactical target weight of 4%.

As global concerns moderated, we eliminated the Fund’s tactical underweight to international equities during the period and returned to an approximately 17% target allocation. The majority of the Fund’s foreign exposure resulted from a position in the Nuveen International Select Fund. This core international fund is managed by several subadvisors who invest in a broad array of securities from across developed and emerging markets. We also continued to further diversify the Fund’s international portfolio during the six-month period by adding a small position in the Nuveen Symphony International Equity Fund. This product offers a portfolio of non-U.S. equity securities selected using multiple quantitative and qualitative techniques. The Fund’s remaining international equity exposure was split between two style-oriented products managed by Nuveen affiliates: the Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) and the Nuveen Tradewinds International Value Fund.

Within the Fund’s fixed-income portfolio, we carried a tactical overweight to alternative fixed income at approximately 8% of the portfolio. However, we slightly lowered exposure to the high yield asset class in November due to this segment’s recent outperformance and corporate spread tightening. To that end, we modestly reduced the Fund’s weighting in the Nuveen High Income Bond Fund, which invests primarily in high yield bonds, and the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high yielding bonds, senior bank loans and convertible securities. Elsewhere in the alternative fixed-income portfolio, we initiated a small position in the iShares® FTSE NAREIT Mortgage Fund for its income and price appreciation potential. After buying this fund at a very depressed level, it recovered and we subsequently sold it during the period. We also maintained exposure to several other alternative products including the Nuveen Preferred Securities Fund, the Nuveen High Yield Municipal Bond Fund, the Nuveen All-American Municipal Bond Fund and the Nuveen Real Asset Income Fund. In the Fund’s core fixed-income portfolio, we remained tactically underweight with a target allocation of 28% of the portfolio. Core exposure was broadly diversified among the Nuveen Core Plus Bond Fund, the Nuveen Strategic Income Fund, the Nuveen Intermediate Term Bond Fund and the Nuveen Short Term Bond Fund.

We maintained the Fund’s approximately 8% allocation in the absolute return asset class, which was achieved through a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund offers an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. The Nuveen Tactical Market Opportunities Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Nuveen Investments	11

We also made no tactical shifts in the Fund’s approximately 7% target allocation to real asset segments during the reporting period. Real asset exposure was divided among the commodities, global infrastructure and real estate asset classes. Two exchange-traded funds, the iShares® S&P GSCI® Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund, continued to provide the Fund’s commodities exposure. We also maintained the Fund’s small allocations to the Nuveen Real Estate Securities Fund and the Nuveen Global Infrastructure Fund.

We continued to use equity and interest rate futures as an overlay strategy to adjust the exposures created by several funds that constitute the Nuveen Strategy Balanced Allocation Fund. For example, we purchased futures on the S&P 500® Index to increase the Fund’s exposure to large-cap stocks, while shorting Russell 2000® futures to further decrease small-cap exposure. We also continued to hold a small amount of S&P MidCap 400® Index futures. Additionally, we shorted futures contracts on U.S. Treasury 5-year notes to reduce the Fund’s exposure to the risk of rising interest rates. Due to generally higher equity prices and interest rates, the derivative positions added mildly to performance.

Regarding cash exposure, we slightly increased the Fund’s weighting for several months during the period to help mitigate market risk. However, by period end we had retired the cash overweight and returned to our previous negligible exposure, which was enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and performed in line with the Lipper classification average for the six-month period ended February 28, 2013.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen funds to seek a high level of current income consistent with limited risk to capital, which is the Fund’s investment objective. Over this period, the Fund pursued this objective by targeting an overall portfolio exposure of approximately 30% equity funds, 60% allocated to fixed income and commodities and 10% absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this reporting period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

During this reporting period, we continued to implement our theme of increased diversification for the Fund via additional options from the Nuveen Fund family and its affiliates. We believe these additions, discussed in more detail below, will help to further diversify and improve the Fund’s sources of risk-adjusted returns. As has historically been the case, the majority of the Nuveen Strategy Conservative Allocation Fund continued to be positioned in fixed income during the period in an effort to achieve its objective of providing a high level of current income with limited risk to capital. However, we did implement several tactical adjustments to the Fund’s asset allocation mix during

12	Nuveen Investments

November 2012. We continued to underweight highly valued core bonds, as well as significantly underweighting Treasury inflation protected securities, in favor of substantial overweights in both the alternative fixed income and absolute return asset classes. At the same time, we eliminated the Fund’s slight overweight to large-cap domestic equities and its slight underweight to foreign equities. We made the November tactical allocation shifts in response to heightened policy risk, uncertainty due to ongoing fiscal negotiations and the constrained U.S. growth outlook, which resulted in reductions in GDP and corporate earnings estimates.

Within the Fund’s fixed-income portfolio, we carried a tactical overweight to alternative fixed income at approximately 10% of the portfolio. However, we slightly lowered exposure to the high yield asset class in November due to this segment’s recent outperformance and corporate spread tightening. To that end, we modestly reduced the Fund’s weighting in the Nuveen High Income Bond Fund, which invests primarily in high yield bonds, and the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high yielding bonds, senior bank loans and convertible securities. Elsewhere in the alternative fixed-income portfolio, we initiated a small position in the iShares® FTSE NAREIT Mortgage Fund for its income and price appreciation potential. After buying this fund at a very depressed level, it recovered and we subsequently sold it during the period. We also maintained exposure to several other alternative products including the Nuveen Preferred Securities Fund, the Nuveen High Yield Municipal Bond Fund, the Nuveen All-American Municipal Bond Fund and the Nuveen Real Asset Income Fund. In the Fund’s core fixed-income portfolio, we remained tactically underweight with a target allocation of 56% of the portfolio. Core exposure was broadly diversified among the Nuveen Core Plus Bond Fund, the Nuveen Strategic Income Fund, the Nuveen Intermediate Term Bond Fund and the Nuveen Short Term Bond Fund. We also significantly underweighted Treasury inflation protected securities which, in our view, were considerably overvalued.

As is typical, the Fund maintained very low exposure to equities during the reporting period. Within the domestic equity portion of the Fund, U.S. large-cap funds continued to comprise the majority of the portfolio at a target weight of 14%. We continued to diversify this exposure by adding a new position in the Nuveen Symphony Large-Cap Growth Fund, which owns a portfolio of large-cap growth stocks selected through a bottom-up process using multiple quantitative and qualitative techniques. In order to establish that position, we lowered the Fund’s weighting in the Nuveen Large Cap Growth Opportunities Fund. The Fund’s exposure to the Nuveen Dividend Value Fund also increased as the Nuveen Large Cap Value Fund closed during the period and merged its assets into that portfolio. We also lowered the Fund’s small-cap exposure even further to a negligible amount during the period.

As global concerns moderated, we eliminated the Fund’s tactical underweight to international equities during the period and returned to an approximately 8% target allocation. The majority of the Fund’s foreign exposure resulted from a position in the Nuveen International Select Fund. We also continued to further diversify the Fund’s international portfolio during the six-month period by adding a small position in the

Nuveen Investments	13

Nuveen Symphony International Equity Fund. This product offers a portfolio of non-U.S. equity securities selected using multiple quantitative and qualitative techniques.

We maintained the Fund’s approximately 10% allocation in the absolute return asset class, which was achieved through a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund offers an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. The Nuveen Tactical Market Opportunities Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

We made no tactical shifts in the Fund’s approximately 5% target allocation to real asset segments during the reporting period. Real asset exposure was divided among the commodities, real estate and global infrastructure asset classes via the iShares® S&P GSCI® Commodity-Indexed Trust, the Nuveen Real Estate Securities Fund and the Nuveen Global Infrastructure Fund.

We continued to use equity and interest rate futures as an overlay strategy to adjust the exposures created by several funds that constitute the Nuveen Strategy Conservative Allocation Fund. For example, we purchased futures on the S&P 500® Index to increase the Fund’s exposure to large-cap stocks, while shorting Russell 2000® futures to further decrease small-cap exposure. Additionally, we shorted futures contracts on U.S. Treasury 5-year notes to reduce the Fund’s exposure to the risk of rising interest rates. Due to generally higher equity prices and interest rates, the derivative positions added mildly to performance.

Regarding cash exposure, we slightly increased the Fund’s weighting for several months during the period to help mitigate market risk. However, by period end we had retired the cash overweight and returned to our previous negligible exposure, which was enough to accommodate requirements for daily cash flows and futures collateral.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instrument involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

14	Nuveen Investments

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown on the following four pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	8.50%	8.09%	2.84%	8.46%
Class A Shares at maximum Offering Price	2.27%	1.90%	1.63%	7.83%
Morningstar Aggressive Target Risk Index*	10.85%	10.75%	4.24%	10.16%
Lipper Flexible Portfolio Funds Classification Average*	3.79%	4.22%	3.74%	7.58%

Class B Shares w/o CDSC	8.10%	7.24%	2.06%	7.66%
Class B Shares w/CDSC	3.10%	2.24%	1.88%	7.66%
Class C Shares	8.12%	7.26%	2.07%	7.66%
Class R3 Shares	8.31%	7.81%	2.57%	8.23%
Class I Shares	8.59%	8.26%	3.07%	8.72%

Average Annual Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	8.98%	9.40%	3.51%	8.77%
Class A Shares at maximum Offering Price	2.71%	3.07%	2.30%	8.13%
Class B Shares w/o CDSC	8.59%	8.59%	2.73%	7.95%
Class B Shares w/CDSC	3.59%	3.59%	2.54%	7.95%
Class C Shares	8.53%	8.53%	2.72%	7.94%
Class R3 Shares	8.80%	9.13%	3.24%	8.53%
Class I Shares	9.07%	9.73%	3.76%	9.02%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios**	Net Expense Ratios**
Class A Shares	1.60%	1.34%
Class B Shares	2.35%	2.09%
Class C Shares	2.35%	2.09%
Class R3 Shares	1.85%	1.59%
Class I Shares	1.35%	1.09%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2014, so that total annual Fund operating expenses, after fee waivers and/or expenses reimbursements and excluding acquired fund fees and expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.94%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

16	Nuveen Investments

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.34%	7.90%	3.55%	7.94%
Class A Shares at maximum Offering Price	1.20%	1.70%	2.33%	7.30%
Morningstar Moderately Aggressive Target Risk Index*	9.06%	9.45%	4.72%	9.52%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average*	7.41%	8.93%	3.82%	7.20%

Class B Shares w/o CDSC	6.94%	7.04%	2.77%	7.13%
Class B Shares w/CDSC	1.94%	2.04%	2.60%	7.13%
Class C Shares	6.94%	7.03%	2.78%	7.13%
Class R3 Shares	7.22%	7.69%	3.29%	7.70%
Class I Shares	7.49%	8.23%	3.81%	8.20%

Average Annual Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.76%	8.97%	4.15%	8.15%
Class A Shares at maximum Offering Price	1.55%	2.70%	2.92%	7.51%
Class B Shares w/o CDSC	7.28%	8.04%	3.37%	7.34%
Class B Shares w/CDSC	2.28%	3.04%	3.20%	7.34%
Class C Shares	7.37%	8.12%	3.40%	7.35%
Class R3 Shares	7.65%	8.68%	3.90%	7.92%
Class I Shares	7.83%	9.21%	4.40%	8.42%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios**	Net Expense Ratios**
Class A Shares	1.51%	1.30%
Class B Shares	2.26%	2.05%
Class C Shares	2.26%	2.05%
Class R3 Shares	1.76%	1.55%
Class I Shares	1.26%	1.05%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2014, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.90%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	17

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	6.31%	7.53%	4.06%	7.34%
Class A Shares at maximum Offering Price	0.23%	1.35%	2.83%	6.71%
Morningstar Moderate Target Risk Index*	6.69%	7.87%	5.08%	8.49%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average*	6.26%	8.16%	4.20%	6.85%

Class B Shares w/o CDSC	5.99%	6.71%	3.28%	6.53%
Class B Shares w/CDSC	0.99%	1.71%	3.10%	6.53%
Class C Shares	5.88%	6.71%	3.28%	6.53%
Class R3 Shares	6.23%	7.32%	3.79%	7.10%
Class I Shares	6.46%	7.71%	4.29%	7.59%

Average Annual Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	6.39%	8.39%	4.54%	7.49%
Class A Shares at maximum Offering Price	0.29%	2.12%	3.32%	6.85%
Class B Shares w/o CDSC	6.06%	7.58%	3.77%	6.68%
Class B Shares w/CDSC	1.06%	2.58%	3.59%	6.68%
Class C Shares	6.06%	7.67%	3.79%	6.69%
Class R3 Shares	6.31%	8.09%	4.28%	7.25%
Class I Shares	6.53%	8.68%	4.80%	7.76%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios**	Net Expense Ratios**
Class A Shares	1.38%	1.25%
Class B Shares	2.13%	2.00%
Class C Shares	2.13%	2.00%
Class R3 Shares	1.63%	1.50%
Class I Shares	1.13%	1.00%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2014, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.85%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

18	Nuveen Investments

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.21%	6.44%	5.00%	6.24%
Class A Shares at maximum Offering Price	-1.79%	0.34%	3.77%	5.61%
Morningstar Moderately Conservative Target Risk Index*	4.42%	6.07%	5.02%	7.16%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average*	4.14%	6.65%	4.68%	5.83%

Class B Shares w/o CDSC	3.87%	5.71%	4.22%	5.45%
Class B Shares w/CDSC	-1.13%	0.71%	4.05%	5.45%
Class C Shares	3.77%	5.61%	4.21%	5.43%
Class R3 Shares	4.12%	6.14%	4.74%	6.01%
Class I Shares	4.26%	6.63%	5.26%	6.50%

Average Annual Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.75%	6.99%	5.33%	6.28%
Class A Shares at maximum Offering Price	-2.25%	0.86%	4.09%	5.65%
Class B Shares w/o CDSC	3.40%	6.16%	4.53%	5.49%
Class B Shares w/CDSC	-1.60%	1.16%	4.36%	5.49%
Class C Shares	3.40%	6.16%	4.54%	5.48%
Class R3 Shares	3.65%	6.69%	5.06%	6.05%
Class I Shares	3.97%	7.27%	5.60%	6.55%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios**	Net Expense Ratios**
Class A Shares	1.33%	1.17%
Class B Shares	2.08%	1.92%
Class C Shares	2.08%	1.92%
Class R3 Shares	1.58%	1.42%
Class I Shares	1.08%	0.92%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2014, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.77%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	19

Holding Summaries as of February 28, 2013

This data relates to the securities held in each Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Aggressive Growth Allocation Fund

Non-Affiliated Commodity Funds	Weighting[1]	1-Year Total Returns[2]
iShares® S&P GSCI® Commodity-Indexed Trust	2.8%	(8.77)%
PowerShares DB Commodity Index Tracking Fund	1.9%	(8.90)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	11.2%	12.75%
Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	4.8%	13.39%
Nuveen International Select Fund (Class I)	17.2%	5.22%
Nuveen Large Cap Growth Opportunities Fund (Class I)	4.6%	5.72%
Nuveen Large Cap Select Fund (Class I)	3.4%	13.19%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.2%	7.91%
Nuveen Mid Cap Value Fund (Class I)	1.4%	11.06%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.0%	3.11%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	7.7%	10.72%
Nuveen Real Asset Income Fund (Class I)	1.1%	15.73%
Nuveen Real Estate Securities Fund (Class I)	4.1%	17.12%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	6.1%	11.16%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.1%	6.14%
Nuveen Small Cap Select Fund (Class I)	0.2%	8.66%
Nuveen Small Cap Value Fund (Class I)	0.2%	12.30%
Nuveen Symphony International Equity Fund (Class I)	0.8%	6.98%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.5%	5.08%
Nuveen Tactical Market Opportunities Fund (Class I)	6.1%	1.36%
Nuveen Tradewinds International Value Fund (Class I)	3.8%	(5.01)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	4.0%	5.83%

Affiliated Fixed Income Funds	Weighting[1]		1-Year Total Returns[2]
Nuveen Core Plus Bond Fund (Class I)	0.6%		6.55%
Nuveen High Income Bond Fund (Class I)	1.7%		13.55%
Nuveen High Yield Municipal Bond Fund (Class I)	1.5%		16.36%
Nuveen Inflation Protected Securities Fund (Class I)	0.0%	[3]	3.94%
Nuveen Intermediate Term Bond Fund (Class I)	1.6%		4.17%
Nuveen Preferred Securities Fund (Class I)	1.1%		17.52%
Nuveen Short Term Bond Fund (Class I)	1.0%		3.48%
Nuveen Strategic Income Fund (Class I)	1.0%		10.15%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.1%		12.22%

Non-Affiliated Fixed Income Funds
iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	0.4%		24.41%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund, Class Z	0.8%
U.S. Treasury Bills	1.0%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

3	Rounds to less than 0.1%.

20	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Non-Affiliated Commodity Funds	Weighting[1]	1-Year Total Returns[2]
iShares® S&P GSCI® Commodity-Indexed Trust	2.9%	(8.77)%
PowerShares DB Commodity Index Tracking Fund	1.0%	(8.90)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	9.2%	12.75%
Nuveen Global Infrastructure Fund (Class I)	1.0%	13.98%
Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	3.4%	13.39%
Nuveen International Select Fund (Class I)	13.5%	5.22%
Nuveen Large Cap Growth Opportunities Fund (Class I)	3.8%	5.72%
Nuveen Large Cap Select Fund (Class I)	2.5%	13.19%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.5%	7.91%
Nuveen Mid Cap Value Fund (Class I)	1.8%	11.06%
Nuveen NWQ Large-Cap Value Fund (Class I)	3.3%	3.11%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	6.5%	10.72%
Nuveen Real Asset Income Fund (Class I)	1.0%	15.73%
Nuveen Real Estate Securities Fund (Class I)	4.0%	17.12%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	5.3%	11.16%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.2%	6.14%
Nuveen Small Cap Select Fund (Class I)	0.5%	8.66%
Nuveen Small Cap Value Fund (Class I)	0.2%	12.30%
Nuveen Symphony International Equity Fund (Class I)	0.8%	6.98%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.3%	5.08%
Nuveen Tactical Market Opportunities Fund (Class I)	7.9%	1.36%
Nuveen Tradewinds International Value Fund (Class I)	2.9%	(5.01)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	3.4%	5.83%

Affiliated Fixed Income Funds	Weighting[1]		1-Year Total Returns[2]
Nuveen All-American Municipal Bond Fund (Class I)	0.5%		8.45%
Nuveen Core Plus Bond Fund (Class I)	3.5%		6.55%
Nuveen High Income Bond Fund (Class I)	2.3%		13.55%
Nuveen High Yield Municipal Bond Fund (Class I)	3.0%		16.36%
Nuveen Inflation Protected Securities Fund (Class I)	0.0%	[3]	3.94%
Nuveen Intermediate Term Bond Fund (Class I)	4.3%		4.17%
Nuveen Preferred Securities Fund (Class I)	1.4%		17.52%
Nuveen Short Term Bond Fund (Class I)	2.0%		3.48%
Nuveen Strategic Income Fund (Class I)	1.6%		10.15%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.5%		12.22%

Non-Affiliated Fixed Income Funds
iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	0.4%		24.41%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund, Class Z	0.8%
U.S. Treasury Bills	0.7%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

3	Rounds to less than 0.1%.

Nuveen Investments	21

Holding Summaries (continued) as of February 28, 2013

Nuveen Strategy Balanced Allocation Fund

Non-Affiliated Commodity Funds	Weighting[1]	1-Year Total Returns[2]
iShares® S&P GSCI® Commodity-Indexed Trust	2.5%	(8.77)%
PowerShares DB Commodity Index Tracking Fund	0.3%	(8.90)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	7.1%	12.75%
Nuveen Global Infrastructure Fund (Class I)	1.1%	13.98%
Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	2.8%	13.39%
Nuveen International Select Fund (Class I)	11.5%	5.22%
Nuveen Large Cap Growth Opportunities Fund (Class I)	2.8%	5.72%
Nuveen Large Cap Select Fund (Class I)	1.7%	13.19%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.5%	7.91%
Nuveen Mid Cap Value Fund (Class I)	1.5%	11.06%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.3%	3.11%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	4.5%	10.72%
Nuveen Real Asset Income Fund (Class I)	1.0%	15.73%
Nuveen Real Estate Securities Fund (Class I)	3.0%	17.12%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	4.3%	11.16%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.1%	6.14%
Nuveen Small Cap Select Fund (Class I)	0.2%	8.66%
Nuveen Small Cap Value Fund (Class I)	0.1%	12.30%
Nuveen Symphony International Equity Fund (Class I)	0.6%	6.98%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.0%	5.08%
Nuveen Tactical Market Opportunities Fund (Class I)	8.8%	1.36%
Nuveen Tradewinds International Value Fund (Class I)	2.4%	(5.01)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	2.6%	5.83%

Affiliated Fixed Income Funds	Weighting[1]		1-Year Total Returns[2]
Nuveen All-American Municipal Bond Fund (Class I)	1.0%		8.45%
Nuveen Core Plus Bond Fund (Class I)	8.7%		6.55%
Nuveen High Income Bond Fund (Class I)	2.3%		13.55%
Nuveen High Yield Municipal Bond Fund (Class I)	3.4%		16.36%
Nuveen Inflation Protected Securities Fund (Class I)	0.0%	[3]	3.94%
Nuveen Intermediate Term Bond Fund (Class I)	9.1%		4.17%
Nuveen Preferred Securities Fund (Class I)	1.0%		17.52%
Nuveen Short Tern Bond Fund (Class I)	4.5%		3.48%
Nuveen Strategic Income Fund (Class I)	3.5%		10.15%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.5%		12.22%

Non-Affiliated Fixed Income Funds
iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	0.2%		24.41%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund, Class Z	0.7%
U.S. Treasury Bills	0.4%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

3	Rounds to less than 0.1%.

22	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Non-Affiliated Commodity Funds	Weighting[1]	1-Year Total Returns[2]
iShares® S&P GSCI® Commodity-Indexed Trust	0.9%	(8.77)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	4.4%	12.75%
Nuveen Global Infrastructure Fund (Class I)	3.0%	13.98%
Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	1.3%	13.39%
Nuveen International Select Fund (Class I)	5.1%	5.22%
Nuveen Large Cap Growth Opportunities Fund (Class I)	1.3%	5.72%
Nuveen Large Cap Select Fund (Class I)	0.7%	13.19%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	0.9%	7.91%
Nuveen NWQ Large-Cap Value Fund (Class I)	1.0%	3.11%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	2.1%	10.72%
Nuveen Real Asset Income Fund (Class I)	1.0%	15.73%
Nuveen Real Estate Securities Fund (Class I)	1.0%	17.12%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	2.2%	11.16%
Nuveen Small Cap Select Fund (Class I)	1.3%	8.66%
Nuveen Symphony International Equity Fund (Class I)	0.4%	6.98%
Nuveen Symphony Large-Cap Growth Fund (Class I)	0.5%	5.08%
Nuveen Tactical Market Opportunities Fund (Class I)	10.2%	1.36%
Nuveen Tradewinds International Value Fund (Class I)	1.1%	(5.01)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	1.1%	5.83%

Affiliated Fixed Income Funds	Weighting[1]		1-Year Total Returns[2]
Nuveen All-American Municipal Bond Fund (Class I)	2.0%		8.45%
Nuveen Core Plus Bond Fund (Class I)	15.8%		6.55%
Nuveen High Income Bond Fund (Class I)	1.8%		13.55%
Nuveen High Yield Municipal Bond Fund (Class I)	2.1%		16.36%
Nuveen Inflation Protected Securities Fund (Class I)	0.0%	[3]	3.94%
Nuveen Intermediate Term Bond Fund (Class I)	18.7%		4.17%
Nuveen Preferred Securities Fund (Class I)	0.7%		17.52%
Nuveen Short Term Bond Fund (Class I)	8.5%		3.48%
Nuveen Strategic Income Fund (Class I)	7.8%		10.15%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.2%		12.22%

Non-Affiliated Fixed Income Funds
iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	0.1%		24.41%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund, Class Z	1.5%
U.S. Treasury Bills	0.2%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

3	Rounds to less than 0.1%.

Nuveen Investments	23

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the end of the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bears directly; the Funds indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Funds invests. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These underlying fees and expenses are not reflected in the expenses shown in the table.

Nuveen Strategy Aggressive Growth Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,085.00	$1,081.00	$1,081.20	$1,083.10	$1,085.90	$1,022.81	$1,019.09	$1,019.09	$1,021.57	$1,024.05
Expenses Incurred During Period	$2.07	$5.93	$5.93	$3.36	$0.78	$2.01	$5.76	$5.76	$3.26	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,073.40	$1,069.40	$1,069.40	$1,072.20	$1,074.90	$1,022.81	$1,019.09	$1,019.09	$1,021.57	$1,024.05
Expenses Incurred During Period	$2.06	$5.90	$5.90	$3.34	$0.77	$2.01	$5.76	$5.76	$3.26	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

24	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,063.10	$1,059.90	$1,058.80	$1,062.30	$1,064.60	$1,022.81	$1,019.09	$1,019.09	$1,021.57	$1,024.05
Expenses Incurred During Period	$2.05	$5.87	$5.87	$3.32	$0.77	$2.01	$5.76	$5.76	$3.26	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Conservative Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,042.10	$1,038.70	$1,037.70	$1,041.20	$1,042.60	$1,022.81	$1,019.09	$1,019.09	$1,021.57	$1,024.05
Expenses Incurred During Period	$2.03	$5.81	$5.81	$3.29	$0.76	$2.01	$5.76	$5.76	$3.26	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

February 28, 2013

Shares	Description (1), (6)	Value

	COMMODITY FUNDS – 4.7%

	Non-Affiliated Commodity Funds – 4.7%

84,657	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$2,764,051

67,632	PowerShares DB Commodity Index Tracking Fund, (2)	1,834,856
	Total Commodity Funds (cost $4,955,473)	4,598,907
	EQUITY FUNDS – 83.5%

	Affiliated Equity Funds – 83.5%

716,953	Nuveen Dividend Value Fund (Class I)	11,012,404

147,816	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	4,699,074

1,749,829	Nuveen International Select Fund (Class I)	16,903,351

120,059	Nuveen Large Cap Growth Opportunities Fund (Class I)	4,498,605

227,686	Nuveen Large Cap Select Fund (Class I)	3,367,469

24,746	Nuveen Mid Cap Growth Opportunities Fund (Class I)	1,153,395

54,982	Nuveen Mid Cap Value Fund (Class I)	1,424,580

208,977	Nuveen NWQ Large-Cap Value Fund (Class I)	3,901,596

329,476	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	7,587,843

46,810	Nuveen Real Asset Income Fund (Class I)	1,083,190

183,477	Nuveen Real Estate Securities Fund (Class I)	4,065,847

210,246	Nuveen Santa Barbara Dividend Growth Fund (Class I)	5,979,403

4,521	Nuveen Small Cap Growth Opportunities Fund (Class I)	109,448

11,325	Nuveen Small Cap Select Fund (Class I)	158,771

11,262	Nuveen Small Cap Value Fund (Class I)	163,856

48,523	Nuveen Symphony International Equity Fund (Class I)	788,988

59,944	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,534,555

535,200	Nuveen Tactical Market Opportunities Fund (Class I)	5,994,245

177,829	Nuveen Tradewinds International Value Fund (Class I)	3,793,100

110,469	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	3,973,569
	Total Equity Funds (cost $81,953,795)	82,193,289
	FIXED INCOME FUNDS – 10.0%

	Affiliated Fixed Income Funds – 9.6%

53,626	Nuveen Core Plus Bond Fund (Class I)	638,153

178,106	Nuveen High Income Bond Fund (Class I)	1,645,702

83,793	Nuveen High Yield Municipal Bond Fund (Class I)	1,452,967

71	Nuveen Inflation Protected Securities Fund (Class I)	846

148,233	Nuveen Intermediate Term Bond Fund (Class I)	1,553,478

59,468	Nuveen Preferred Securities Fund (Class I)	1,053,175

94,061	Nuveen Short Term Bond Fund (Class I)	946,250

88,697	Nuveen Strategic Income Fund (Class I)	1,019,126

49,733	Nuveen Symphony Credit Opportunities Fund (Class I)	1,111,540
	Total Affiliated Fixed Income Funds	9,421,237
	Non-Affiliated Fixed Income Funds – 0.4%

26,000	iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	395,980
	Total Fixed Income Funds (cost $9,268,034)	9,817,217

26	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 0.8%

799,892	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$799,892
	U.S. Government and Agency Obligations – 1.0%

$1,000	U.S. Treasury Bills, (5)	0.000%		8/22/13	Aaa	999,408
	Total Short-Term Investments (cost $1,799,275)					1,799,300
	Total Investments (cost $97,976,577) – 100.0%					98,408,713
	Other Assets Less Liabilities – 0.0%					25,983
	Net Assets – 100%					$98,434,696

Investments in Derivatives at February 28, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	26	3/13	$9,836,450	$444,364
S&P MidCap 400® E-Mini	Long	24	3/13	2,644,080	242,834
Russell 2000® E-Mini	Short	(5)	3/13	(455,100)	(45,193)
U.S. 5-Year Treasury Note	Short	(9)	6/13	(1,115,859)	259
					$642,264
*	Total Notional Value of Long and Short positions were $12,480,530 and $(1,570,959), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

February 28, 2013

Shares	Description (1), (6)	Value

	COMMODITY FUNDS – 3.9%

	Non-Affiliated Commodity Funds – 3.9%

135,810	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$4,434,196

53,629	PowerShares DB Commodity Index Tracking Fund, (2)	1,454,955
	Total Commodity Funds (cost $6,606,290)	5,889,151
	EQUITY FUNDS – 74.0%

	Affiliated Equity Funds – 74.0%

909,670	Nuveen Dividend Value Fund (Class I)	13,972,525

159,306	Nuveen Global Infrastructure Fund (Class I)	1,593,064

160,553	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	5,103,981

2,133,918	Nuveen International Select Fund (Class I)	20,613,644

156,213	Nuveen Large Cap Growth Opportunities Fund (Class I)	5,853,306

256,642	Nuveen Large Cap Select Fund (Class I)	3,795,729

47,572	Nuveen Mid Cap Growth Opportunities Fund (Class I)	2,217,343

104,492	Nuveen Mid Cap Value Fund (Class I)	2,707,391

272,197	Nuveen NWQ Large-Cap Value Fund (Class I)	5,081,909

429,350	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	9,887,927

68,118	Nuveen Real Asset Income Fund (Class I)	1,576,260

277,518	Nuveen Real Estate Securities Fund (Class I)	6,149,805

281,341	Nuveen Santa Barbara Dividend Growth Fund (Class I)	8,001,349

13,952	Nuveen Small Cap Growth Opportunities Fund (Class I)	337,770

54,097	Nuveen Small Cap Select Fund (Class I)	758,437

20,210	Nuveen Small Cap Value Fund (Class I)	294,058

73,756	Nuveen Symphony International Equity Fund (Class I)	1,199,280

76,892	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,968,425

1,073,878	Nuveen Tactical Market Opportunities Fund (Class I)	12,027,430

205,269	Nuveen Tradewinds International Value Fund (Class I)	4,378,387

143,216	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	5,151,488
	Total Equity Funds (cost $108,791,703)	112,669,508
	FIXED INCOME FUNDS – 20.5%

	Affiliated Fixed Income Funds – 20.1%

60,733	Nuveen All-American Municipal Bond Fund (Class I)	716,646

445,454	Nuveen Core Plus Bond Fund (Class I)	5,300,909

381,290	Nuveen High Income Bond Fund (Class I)	3,523,116

263,528	Nuveen High Yield Municipal Bond Fund (Class I)	4,569,580

62	Nuveen Inflation Protected Securities Fund (Class I)	734

617,352	Nuveen Intermediate Term Bond Fund (Class I)	6,469,847

121,773	Nuveen Preferred Securities Fund (Class I)	2,156,600

309,024	Nuveen Short Term Bond Fund (Class I)	3,108,787

211,983	Nuveen Strategic Income Fund (Class I)	2,435,689

104,086	Nuveen Symphony Credit Opportunities Fund (Class I)	2,326,315
	Total Affiliated Fixed Income Funds	30,608,223
	Non-Affiliated Fixed Income Funds – 0.4%

35,000	iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	533,050
	Total Fixed Income Funds (cost $29,506,410)	31,141,273

28	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 0.8%

1,230,189	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$1,230,189
	U.S. Government and Agency Obligations – 0.7%

$1,000	U.S. Treasury Bills, (5)	0.000%		8/22/13	Aaa	999,408
	Total Short-Term Investments (cost $2,229,572)					2,229,597
	Total Investments (cost $147,133,975) – 99.9%					151,929,529
	Other Assets Less Liabilities – 0.1%					220,715
	Net Assets – 100%					$152,150,244

Investments in Derivatives at February 28, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	37	3/13	$13,998,025	$679,808
S&P MidCap 400® E-Mini	Long	17	3/13	1,872,890	172,007
Russell 2000® E-Mini	Short	(24)	3/13	(2,184,480)	(216,924)
U.S. 5-Year Treasury Note	Short	(13)	6/13	(1,611,797)	374
					$635,265
*	Total Notional Value of Long and Short positions were $15,870,915 and $(3,796,277), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

February 28, 2013

Shares	Description (1), (6)	Value

	COMMODITY FUNDS – 2.8%

	Non-Affiliated Commodity Funds – 2.8%

269,258	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$8,791,274

45,622	PowerShares DB Commodity Index Tracking Fund, (2)	1,237,725
	Total Commodity Funds (cost $9,678,388)	10,028,999
	EQUITY FUNDS – 60.9%

	Affiliated Equity Funds – 60.9%

1,640,305	Nuveen Dividend Value Fund (Class I)	25,195,080

376,732	Nuveen Global Infrastructure Fund (Class I)	3,767,316

308,977	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	9,822,375

4,257,519	Nuveen International Select Fund (Class I)	41,127,632

268,454	Nuveen Large Cap Growth Opportunities Fund (Class I)	10,058,983

399,868	Nuveen Large Cap Select Fund (Class I)	5,914,044

114,968	Nuveen Mid Cap Growth Opportunities Fund (Class I)	5,358,653

207,608	Nuveen Mid Cap Value Fund (Class I)	5,379,135

446,919	Nuveen NWQ Large-Cap Value Fund (Class I)	8,343,978

696,356	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	16,037,085

160,644	Nuveen Real Asset Income Fund (Class I)	3,717,292

491,001	Nuveen Real Estate Securities Fund (Class I)	10,880,582

541,188	Nuveen Santa Barbara Dividend Growth Fund (Class I)	15,391,391

14,712	Nuveen Small Cap Growth Opportunities Fund (Class I)	356,180

47,628	Nuveen Small Cap Select Fund (Class I)	667,739

20,210	Nuveen Small Cap Value Fund (Class I)	294,058

134,060	Nuveen Symphony International Equity Fund (Class I)	2,179,817

143,864	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,682,931

2,800,171	Nuveen Tactical Market Opportunities Fund (Class I)	31,361,919

398,933	Nuveen Tradewinds International Value Fund (Class I)	8,509,232

259,424	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	9,331,489
	Total Equity Funds (cost $188,284,356)	217,376,911
	FIXED INCOME FUNDS – 35.2%

	Affiliated Fixed Income Funds – 35.0%

313,440	Nuveen All-American Municipal Bond Fund (Class I)	3,698,598

2,595,718	Nuveen Core Plus Bond Fund (Class I)	30,889,043

868,543	Nuveen High Income Bond Fund (Class I)	8,025,335

699,757	Nuveen High Yield Municipal Bond Fund (Class I)	12,133,791

2,664	Nuveen Inflation Protected Securities Fund (Class I)	31,755

3,107,190	Nuveen Intermediate Term Bond Fund (Class I)	32,563,354

195,329	Nuveen Preferred Securities Fund (Class I)	3,459,277

1,594,219	Nuveen Short Term Bond Fund (Class I)	16,037,840

1,098,934	Nuveen Strategic Income Fund (Class I)	12,626,747

244,680	Nuveen Symphony Credit Opportunities Fund (Class I)	5,468,607
	Total Affiliated Fixed Income Funds	124,934,347
	Non-Affiliated Fixed Income Funds – 0.2%

52,000	iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	791,960
	Total Fixed Income Funds (cost $111,626,676)	125,726,307

30	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 0.7%

2,316,259	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$2,316,259
	U.S. Government and Agency Obligations – 0.4%

$1,600	U.S. Treasury Bills, (5)	0.000%		8/22/13	Aaa	1,599,053
	Total Short-Term Investments (cost $3,915,276)					3,915,312
	Total Investments (cost $313,504,696) – 100.0%					357,047,529
	Other Assets Less Liabilities – 0.0%					(13,941)
	Net Assets – 100%					$357,033,588

Investments in Derivatives at February 28, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	64	3/13	$24,212,800	$1,191,979
S&P MidCap 400® E-Mini	Long	38	3/13	4,186,460	384,488
Russell 2000® E-Mini	Short	(34)	3/13	(3,094,680)	(307,310)
U.S. 5-Year Treasury Note	Short	(30)	6/13	(3,719,531)	863
					$1,270,020
*	Total Notional Value of Long and Short positions were $28,399,260 and $(6,814,211), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

February 28, 2013

Shares	Description (1), (6)	Value

	COMMODITY FUNDS – 0.9%

	Non-Affiliated Commodity Funds – 0.9%

40,801	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$1,332,153
	Total Commodity Funds (cost $1,666,885)	1,332,153
	EQUITY FUNDS – 38.6%

	Affiliated Equity Funds – 38.6%

401,755	Nuveen Dividend Value Fund (Class I)	6,170,955

422,496	Nuveen Global Infrastructure Fund (Class I)	4,224,958

59,668	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	1,896,844

744,679	Nuveen International Select Fund (Class I)	7,193,599

47,044	Nuveen Large Cap Growth Opportunities Fund (Class I)	1,762,741

67,181	Nuveen Large Cap Select Fund (Class I)	993,607

27,298	Nuveen Mid Cap Growth Opportunities Fund (Class I)	1,272,367

76,796	Nuveen NWQ Large-Cap Value Fund (Class I)	1,433,777

125,284	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	2,885,280

57,857	Nuveen Real Asset Income Fund (Class I)	1,338,818

62,356	Nuveen Real Estate Securities Fund (Class I)	1,381,813

107,983	Nuveen Santa Barbara Dividend Growth Fund (Class I)	3,071,017

126,345	Nuveen Small Cap Select Fund (Class I)	1,771,360

38,959	Nuveen Symphony International Equity Fund (Class I)	633,475

25,932	Nuveen Symphony Large-Cap Growth Fund (Class I)	663,861

1,274,100	Nuveen Tactical Market Opportunities Fund (Class I)	14,269,923

74,716	Nuveen Tradewinds International Value Fund (Class I)	1,593,692

43,876	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)	1,578,228
	Total Equity Funds (cost $51,159,730)	54,136,315
	FIXED INCOME FUNDS – 58.7%

	Affiliated Fixed Income Funds – 58.6%

233,387	Nuveen All-American Municipal Bond Fund (Class I)	2,753,963

1,859,025	Nuveen Core Plus Bond Fund (Class I)	22,122,398

282,451	Nuveen High Income Bond Fund (Class I)	2,609,847

167,451	Nuveen High Yield Municipal Bond Fund (Class I)	2,903,604

158	Nuveen Inflation Protected Securities Fund (Class I)	1,879

2,499,314	Nuveen Intermediate Term Bond Fund (Class I)	26,192,808

54,757	Nuveen Preferred Securities Fund (Class I)	969,755

1,189,077	Nuveen Short Term Bond Fund (Class I)	11,962,113

947,009	Nuveen Strategic Income Fund (Class I)	10,881,140

73,716	Nuveen Symphony Credit Opportunities Fund (Class I)	1,647,545
	Total Affiliated Fixed Income Funds	82,045,052
	Non-Affiliated Fixed Income Funds – 0.1%

12,000	iShares® FTSE NAREIT Mortgage Plus Capped Index Fund	182,760
	Total Fixed Income Funds (cost $79,357,752)	82,227,812

32	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.5%

2,042,403	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$2,042,403
	U.S. Government and Agency Obligations – 0.2%

$300	U.S. Treasury Bills, (5)	0.000%		8/22/13	Aaa	299,823
	Total Short-Term Investments (cost $2,342,219)					2,342,226
	Total Investments (cost $134,526,586) – 99.9%					140,038,506
	Other Assets Less Liabilities – 0.1%					74,314
	Net Assets – 100%					$140,112,820

Investments in Derivatives at February 28, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	2	3/13	$756,650	$8,005
Russell 2000® E-Mini	Short	(8)	3/13	(728,160)	(72,308)
U.S. 5-Year Treasury Note	Short	(11)	6/13	(1,363,828)	317
					$(63,986)
*	Total Notional Value of Long and Short positions were $756,650 and $(2,091,988), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	33

Statement of Assets & Liabilities (Unaudited)

February 28, 2013

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Assets
Affiliated investments, at value (cost $90,847,788, $137,794,595, $299,162,949 and $130,344,848, respectively)	$91,614,526	$143,277,731	$342,311,258	$136,181,367
Non-affiliated investments, at value (cost $7,128,789, $9,339,380, $14,341,747 and $4,181,738, respectively)	6,794,187	8,651,798	14,736,271	3,857,139
Cash	191,072	219,087	404,938	2,704
Receivables:
Dividends	34,348	112,996	403,609	235,025
From Adviser	19,086	27,810	80,011	18,089
Shares sold	84,788	213,576	233,626	273,916
Other assets	201	313	18,135	28,604
Total assets	98,738,208	152,503,311	358,187,848	140,596,844
Liabilities
Payables:
Dividends	—	—	—	45,537
Investments purchased	34,348	112,996	403,609	235,025
Shares redeemed	195,938	105,061	446,493	66,995
Variation margin on futures contracts	20,003	28,448	49,795	2,818
Accrued expenses:
12b-1 distribution and service fees	22,063	37,825	66,267	38,521
Directors fees	29	34	10,346	19,640
Other	31,131	68,703	177,750	75,488
Total liabilities	303,512	353,067	1,154,260	484,024
Net assets	$98,434,696	$152,150,244	$357,033,588	$140,112,820
Class A Shares
Net assets	$50,777,102	$82,538,002	$184,782,480	$84,881,054
Shares outstanding	3,691,265	7,065,617	16,874,430	7,274,401
Net asset value per share	$13.76	$11.68	$10.95	$11.67
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$14.60	$12.39	$11.62	$12.38
Class B Shares
Net assets	$1,961,512	$4,444,993	$4,509,077	$3,478,055
Shares outstanding	147,177	389,460	418,000	300,184
Net asset value and offering price per share	$13.33	$11.41	$10.79	$11.59
Class C Shares
Net assets	$11,955,096	$20,735,302	$32,243,401	$24,603,100
Shares outstanding	899,148	1,815,119	2,987,125	2,122,187
Net asset value and offering price per share	$13.30	$11.42	$10.79	$11.59
Class R3 Shares
Net assets	$4,063,782	$6,783,407	$6,013,814	$2,187,282
Shares outstanding	298,595	587,499	554,994	187,954
Net asset value and offering price per share	$13.61	$11.55	$10.84	$11.64
Class I Shares
Net assets	$29,677,204	$37,648,540	$129,484,816	$24,963,329
Shares outstanding	2,153,256	3,210,756	11,854,310	2,140,850
Net asset value and offering price per share	$13.78	$11.73	$10.92	$11.66
Net assets consist of:
Capital paid-in	$99,001,814	$144,483,932	$310,287,067	$135,006,878
Undistributed (Over-distribution of) net investment income	800,699	915,591	4,778,512	1,144,760
Accumulated net realized gain (loss)	(2,442,217)	1,319,902	(2,844,844)	(1,486,752)
Net unrealized appreciation (depreciation)	1,074,400	5,430,819	44,812,853	5,447,934
Net assets	$98,434,696	$152,150,244	$357,033,588	$140,112,820
Authorized shares(1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01
(1)	Represents authorized shares for Class A, Class B, Class C and Class I. Authorized shares for Class R3 is 20 billion.

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended February 28, 2013

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Investment Income
Dividends from affiliated investments	$1,903,106	$3,075,741	$6,838,851	$2,514,663
Interest from non-affiliated investments	800	958	1,404	205
Total investment income	1,903,906	3,076,699	6,840,255	2,514,868
Expenses
Management fees	48,207	76,454	178,613	68,034
12b-1 service fees – Class A	61,946	101,795	229,634	98,715
12b-1 distribution and service fees – Class B	10,012	22,067	24,246	17,998
12b-1 distribution and service fees – Class C	57,698	100,381	159,914	121,554
12b-1 distribution and service fees – Class R3	10,607	16,922	14,753	5,517
Shareholder servicing agent fees and expenses	55,541	84,824	167,158	47,695
Custodian fees and expenses	11,755	18,819	31,944	12,922
Directors fees and expenses	283	305	368	217
Professional fees	6,095	5,390	12,210	14,133
Shareholder reporting expenses	21,180	31,518	48,212	22,238
Federal and state registration fees	31,556	31,945	32,685	30,232
Other expenses	1,993	2,281	3,336	2,325
Total expenses before fee waiver/expense reimbursement	316,873	492,701	903,073	441,580
Fee waiver/expense reimbursement	(104,301)	(136,854)	(206,608)	(95,745)
Net expenses	212,572	355,847	696,465	345,835
Net investment income (loss)	1,691,334	2,720,852	6,143,790	2,169,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	427,223	1,585,493	2,539,288	1,628,947
Non-affiliated investments	27,331	22,374	27,889	6,661
Distributions from Underlying Funds	584,649	1,056,095	2,550,047	1,269,742
Futures contracts	716,557	819,349	1,628,742	37,102
Total net realized gain (loss)	1,755,760	3,483,311	6,745,966	2,942,452
Change in net unrealized appreciation (depreciation) of:
Affiliated investments	4,519,336	4,883,290	9,760,033	551,984
Non-affiliated investments	(263,436)	(327,950)	(540,737)	(66,982)
Futures contracts	116,107	5,124	4,297	(109,466)
Total change in net unrealized appreciation (depreciation)	4,372,007	4,560,464	9,223,593	375,536
Net realized and unrealized gain (loss)	6,127,767	8,043,775	15,969,559	3,317,988
Net increase (decrease) in net assets from operations	$7,819,101	$10,764,627	$22,113,349	$5,487,021

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Changes in Net Assets (Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Growth Allocation
	Six Months Ended 2/28/13	Year Ended 8/31/12	Six Months Ended 2/28/13	Year Ended 8/31/12
Operations
Net investment income (loss)	$1,691,334	$1,156,571	$2,720,852	$2,387,381
Total net realized gain (loss)	1,755,760	1,143,256	3,483,311	3,727,407
Total change in net unrealized appreciation (depreciation)	4,372,007	4,984,597	4,560,464	5,895,084
Net increase (decrease) in net assets from operations	7,819,101	7,284,424	10,764,627	12,009,872
Distributions to Shareholders
From net investment income:
Class A	(1,054,404)	(338,779)	(2,083,140)	(1,207,369)
Class B	(27,886)	—	(82,570)	(40,591)
Class C	(161,719)	—	(372,251)	(137,382)
Class R3	(73,646)	(17,701)	(160,366)	(80,880)
Class I	(679,159)	(283,912)	(1,081,355)	(731,573)
From accumulated net realized gains:
Class A	—	—	(2,640,077)	(580,245)
Class B	—	—	(145,704)	(40,909)
Class C	—	—	(664,208)	(137,820)
Class R3	—	—	(222,095)	(46,881)
Class I	—	—	(1,261,072)	(299,695)
Decrease in net assets from distributions to shareholders	(1,996,814)	(640,392)	(8,712,838)	(3,303,345)
Fund Share Transactions
Proceeds from Fund reorganization	—	—	—	—
Proceeds from sale of shares	5,492,563	12,725,950	10,331,768	23,053,378
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,671,290	495,607	7,882,674	2,776,866
	7,163,853	13,221,557	18,214,442	25,830,244
Cost of shares redeemed	(11,347,156)	(24,101,782)	(22,930,562)	(35,891,039)
Net increase (decrease) in net assets from Fund share transactions	(4,183,303)	(10,880,225)	(4,716,120)	(10,060,795)
Net increase (decrease) in net assets	1,638,984	(4,236,193)	(2,664,331)	(1,354,268)
Net assets at the beginning of period	96,795,712	101,031,905	154,814,575	156,168,843
Net assets at the end of period	$98,434,696	$96,795,712	$152,150,244	$154,814,575
Undistributed (Over-distribution of) net investment income at the end of period	$800,699	$1,106,179	$915,591	$1,974,421

See accompanying notes to financial statements.

36	Nuveen Investments

	Strategy Balanced Allocation		Strategy Conservative Allocation
	Six Months Ended 2/28/13	Year Ended 8/31/12	Six Months Ended 2/28/13	Year Ended 8/31/12
Operations
Net investment income (loss)	$6,143,790	$6,911,437	$2,169,033	$2,982,847
Total net realized gain (loss)	6,745,966	11,637,384	2,942,452	4,328,709
Total change in net unrealized appreciation (depreciation)	9,223,593	8,951,907	375,536	1,713,969
Net increase (decrease) in net assets from operations	22,113,349	27,500,728	5,487,021	9,025,525
Distributions to Shareholders
From net investment income:
Class A	(3,071,419)	(2,415,228)	(977,432)	(1,617,323)
Class B	(62,492)	(37,307)	(30,955)	(68,667)
Class C	(412,540)	(182,158)	(210,581)	(354,421)
Class R3	(91,638)	(58,593)	(24,882)	(49,911)
Class I	(2,342,924)	(2,197,706)	(360,242)	(761,831)
From accumulated net realized gains:
Class A	(4,185,381)	—	(718,020)	—
Class B	(110,159)	—	(32,683)	—
Class C	(729,508)	—	(224,626)	—
Class R3	(136,226)	—	(20,386)	—
Class I	(2,989,557)	—	(240,999)	—
Decrease in net assets from distributions to shareholders	(14,131,844)	(4,890,992)	(2,840,806)	(2,852,153)
Fund Share Transactions
Proceeds from Fund reorganization	—	44,487,412	—	46,822,360
Proceeds from sale of shares	14,926,218	38,084,469	16,214,766	24,062,115
Proceeds from shares issued to shareholders due to reinvestment of distributions	13,108,960	4,426,288	2,343,623	2,188,850
	28,035,178	86,998,169	18,558,389	73,073,325
Cost of shares redeemed	(41,340,830)	(75,567,631)	(19,474,338)	(30,095,766)
Net increase (decrease) in net assets from Fund share transactions	(13,305,652)	11,430,538	(915,949)	42,977,559
Net increase (decrease) in net assets	(5,324,147)	34,040,274	1,730,266	49,150,931
Net assets at the beginning of period	362,357,735	328,317,461	138,382,554	89,231,623
Net assets at the end of period	$357,033,588	$362,357,735	$140,112,820	$138,382,554
Undistributed (Over-distribution of) net investment income at the end of period	$4,778,512	$4,615,735	$1,144,760	$579,819

See accompanying notes to financial statements.

Nuveen Investments	37

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations				Less Distributions

STRATEGY AGGRESSIVE GROWTH ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accumulated Net Realized Gains	Total	Ending Net Asset Value
Class A (9/01)
2013(e)	$12.96	$.24		$.85	$1.09	$(.29)	$—	$(.29)	$13.76
2012	12.10	.15		.79	.94	(.08)	—	(.08)	12.96
2011	10.56	.09		1.64	1.73	(.19)	—	(.19)	12.10
2010	10.21	.09		.39	.48	(.13)	—	(.13)	10.56
2009	12.37	.12		(2.25)	(2.13)	—	(.03)	(.03)	10.21
2008	13.50	.43		(1.13)	(.70)	(.43)	—	(.43)	12.37
Class B (9/01)
2013(e)	12.51	.18		.82	1.00	(.18)	—	(.18)	13.33
2012	11.69	.06		.76	.82	—	—	—	12.51
2011	10.20	—	**	1.59	1.59	(.10)	—	(.10)	11.69
2010	9.88	.01		.37	.38	(.06)	—	(.06)	10.20
2009	12.06	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.88
2008	13.19	.30		(1.07)	(.77)	(.36)	—	(.36)	12.06
Class C (9/01)
2013(e)	12.48	.18		.82	1.00	(.18)	—	(.18)	13.30
2012	11.66	.06		.76	.82	—	—	—	12.48
2011	10.19	(.01)		1.60	1.59	(.12)	—	(.12)	11.66
2010	9.89	—	**	.38	.38	(.08)	—	(.08)	10.19
2009	12.07	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.89
2008	13.20	.27		(1.04)	(.77)	(.36)	—	(.36)	12.07
Class R3 (10/96)
2013(e)	12.81	.20		.85	1.05	(.25)	—	(.25)	13.61
2012	11.96	.11		.79	.90	(.05)	—	(.05)	12.81
2011	10.44	.06		1.64	1.70	(.18)	—	(.18)	11.96
2010	10.12	.05		.39	.44	(.12)	—	(.12)	10.44
2009	12.29	.09		(2.23)	(2.14)	—	(.03)	(.03)	10.12
2008	13.42	.34		(1.07)	(.73)	(.40)	—	(.40)	12.29
Class I (9/01)
2013(e)	13.00	.25		.85	1.10	(.32)	—	(.32)	13.78
2012	12.14	.18		.80	.98	(.12)	—	(.12)	13.00
2011	10.59	.10		1.67	1.77	(.22)	—	(.22)	12.14
2010	10.24	.11		.39	.50	(.15)	—	(.15)	10.59
2009	12.38	.15		(2.26)	(2.11)	—	(.03)	(.03)	10.24
2008	13.51	.45		(1.12)	(.67)	(.46)	—	(.46)	12.38

38	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Invest- ment Income (Loss)		Expenses(d)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

8.50%	$50,777	.62	%***	3.35	%***	.40	%***	3.57	%***	7%
7.87	49,150	.71		.91		.40		1.22		30
16.38	51,004	.65		.45		.40		.70		43
4.64	46,829	.61		.59		.40		.80		29
(17.16)	42,509	.68		1.09		.40		1.37		35
(5.41)	50,241	.60		3.05		.40		3.25		45

8.10	1,962	1.37	***	2.57	***	1.15	***	2.78	***	7
7.01	2,115	1.46		.20		1.15		.51		30
15.56	2,768	1.40		(.27)		1.15		(.02)		43
3.78	3,211	1.36		(.12)		1.15		.09		29
(17.77)	3,728	1.43		.35		1.15		.63		35
(6.06)	5,304	1.35		2.13		1.15		2.33		45

8.12	11,955	1.37	***	2.58	***	1.15	***	2.80	***	7
7.03	11,592	1.46		.17		1.15		.48		30
15.55	12,249	1.40		(.31)		1.15		(.06)		43
3.76	10,723	1.36		(.21)		1.15		—	*	29
(17.75)	7,712	1.43		.26		1.15		.54		35
(6.04)	6,232	1.35		1.88		1.15		2.08		45

8.31	4,064	.86	***	2.91	***	.65	***	3.12	***	7
7.58	4,600	.96		.62		.65		.93		30
16.21	4,294	.91		.19		.65		.45		43
4.24	3,151	.86		.26		.65		.47		29
(17.35)	1,885	.93		.73		.65		1.01		35
(5.60)	1,269	.85		2.42		.65		2.62		45

8.59	29,677	.37	***	3.58	***	.15	***	3.79	***	7
8.13	29,339	.46		1.16		.15		1.47		30
16.68	30,717	.39		.55		.15		.79		43
4.84	70,533	.36		.83		.15		1.04		29
(16.98)	62,331	.43		1.36		.15		1.64		35
(5.17)	74,345	.35		3.20		.15		3.40		45
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	For the six months ended February 28, 2013.
*	Rounds to less than .01%.
**	Rounds to less than $.01 per share.
***	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	39

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY GROWTH ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accumulated Net Realized Gains	Total	Ending Net Asset Value
Class A (9/01)
2013(e)	$11.55	$.21	$.60	$.81	$(.30)	$(.38)	$(.68)	$11.68
2012	10.93	.18	.68	.86	(.16)	(.08)	(.24)	11.55
2011	9.76	.14	1.28	1.42	(.25)	—	(.25)	10.93
2010	9.40	.14	.42	.56	(.20)	—	(.20)	9.76
2009	11.72	.19	(1.87)	(1.68)	—	(.64)	(.64)	9.40
2008	12.87	.45	(.97)	(.52)	(.45)	(.18)	(.63)	11.72
Class B (9/01)
2013(e)	11.25	.16	.59	.75	(.21)	(.38)	(.59)	11.41
2012	10.65	.10	.66	.76	(.08)	(.08)	(.16)	11.25
2011	9.50	.05	1.26	1.31	(.16)	—	(.16)	10.65
2010	9.17	.07	.39	.46	(.13)	—	(.13)	9.50
2009	11.53	.13	(1.85)	(1.72)	—	(.64)	(.64)	9.17
2008	12.68	.34	(.94)	(.60)	(.37)	(.18)	(.55)	11.53
Class C (9/01)
2013(e)	11.26	.16	.59	.75	(.21)	(.38)	(.59)	11.42
2012	10.66	.09	.67	.76	(.08)	(.08)	(.16)	11.26
2011	9.52	.05	1.26	1.31	(.17)	—	(.17)	10.66
2010	9.21	.06	.40	.46	(.15)	—	(.15)	9.52
2009	11.57	.12	(1.84)	(1.72)	—	(.64)	(.64)	9.21
2008	12.73	.32	(.93)	(.61)	(.37)	(.18)	(.55)	11.57
Class R3 (10/96)
2013(e)	11.41	.20	.59	.79	(.27)	(.38)	(.65)	11.55
2012	10.79	.15	.68	.83	(.13)	(.08)	(.21)	11.41
2011	9.64	.11	1.27	1.38	(.23)	—	(.23)	10.79
2010	9.32	.11	.40	.51	(.19)	—	(.19)	9.64
2009	11.65	.16	(1.85)	(1.69)	—	(.64)	(.64)	9.32
2008	12.80	.37	(.92)	(.55)	(.42)	(.18)	(.60)	11.65
Class I (9/01)
2013(e)	11.61	.22	.61	.83	(.33)	(.38)	(.71)	11.73
2012	10.98	.21	.69	.90	(.19)	(.08)	(.27)	11.61
2011	9.80	.15	1.30	1.45	(.27)	—	(.27)	10.98
2010	9.44	.17	.41	.58	(.22)	—	(.22)	9.80
2009	11.74	.21	(1.87)	(1.66)	—	(.64)	(.64)	9.44
2008	12.88	.48	(.96)	(.48)	(.48)	(.18)	(.66)	11.74

40	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Invest- ment Income (Loss)		Expenses(d)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

7.34%	$82,538	.58	%*	3.46	%*	.40	%*	3.64	%*	8%
8.10	81,174	.66		1.35		.40		1.61		32
14.46	82,189	.61		1.01		.40		1.22		45
5.84	75,101	.56		1.24		.40		1.40		25
(13.07)	63,942	.62		2.05		.40		2.27		42
(4.36)	65,193	.56		3.42		.40		3.58		42

6.94	4,445	1.33	*	2.73	*	1.15	*	2.91	*	8
7.24	4,552	1.41		.64		1.15		.90		32
13.73	6,019	1.36		.27		1.15		.48		45
4.92	6,682	1.31		.56		1.15		.72		25
(13.66)	7,692	1.37		1.34		1.15		1.56		42
(5.05)	10,239	1.31		2.61		1.15		2.77		42

6.94	20,735	1.33	*	2.72	*	1.15	*	2.90	*	8
7.24	19,948	1.41		.59		1.15		.86		32
13.77	19,356	1.36		.25		1.15		.47		45
4.87	16,862	1.31		.48		1.15		.64		25
(13.61)	12,428	1.37		1.25		1.15		1.47		42
(5.08)	8,771	1.31		2.44		1.15		2.60		42

7.22	6,783	.83	*	3.25	*	.65	*	3.43	*	8
7.91	6,902	.91		1.08		.65		1.34		32
14.24	6,728	.87		.74		.65		.96		45
5.36	4,831	.81		.94		.65		1.10		25
(13.24)	2,335	.87		1.71		.65		1.93		42
(4.58)	1,403	.81		2.88		.65		3.04		42

7.49	37,649	.33	*	3.64	*	.15	*	3.82	*	8
8.45	42,238	.41		1.61		.15		1.87		32
14.76	41,877	.35		1.13		.15		1.33		45
6.02	81,712	.31		1.52		.15		1.68		25
(12.86)	75,759	.37		2.31		.15		2.53		42
(4.03)	84,410	.31		3.64		.15		3.80		42
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	For the six months ended February 28, 2013.
*	Annualized

See accompanying notes to financial statements.

Nuveen Investments	41

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY BALANCED ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accumulated Net Realized Gains	Total	Ending Net Asset Value
Class A (9/01)
2013(e)	$10.72	$.18	$.48	$.66	$(.18)	$(.25)	$(.43)	$10.95
2012	10.04	.20	.62	.82	(.14)	—	(.14)	10.72
2011	9.04	.17	.95	1.12	(.12)	—	(.12)	10.04
2010	8.60	.19	.47	.66	(.22)	—	(.22)	9.04
2009	10.48	.28	(1.46)	(1.18)	(.24)	(.46)	(.70)	8.60
2008	11.99	.43	(.79)	(.36)	(.48)	(.67)	(1.15)	10.48
Class B (9/01)
2013(e)	10.56	.14	.48	.62	(.14)	(.25)	(.39)	10.79
2012	9.89	.13	.61	.74	(.07)	—	(.07)	10.56
2011	8.91	.10	.92	1.02	(.04)	—	(.04)	9.89
2010	8.49	.12	.47	.59	(.17)	—	(.17)	8.91
2009	10.36	.22	(1.44)	(1.22)	(.19)	(.46)	(.65)	8.49
2008	11.87	.34	(.78)	(.44)	(.40)	(.67)	(1.07)	10.36
Class C (9/01)
2013(e)	10.57	.14	.47	.61	(.14)	(.25)	(.39)	10.79
2012	9.90	.12	.62	.74	(.07)	—	(.07)	10.57
2011	8.91	.09	.94	1.03	(.04)	—	(.04)	9.90
2010	8.50	.11	.47	.58	(.17)	—	(.17)	8.91
2009	10.38	.23	(1.46)	(1.23)	(.19)	(.46)	(.65)	8.50
2008	11.88	.33	(.76)	(.43)	(.40)	(.67)	(1.07)	10.38
Class R3 (10/96)
2013(e)	10.61	.17	.47	.64	(.16)	(.25)	(.41)	10.84
2012	9.94	.17	.62	.79	(.12)	—	(.12)	10.61
2011	8.95	.14	.94	1.08	(.09)	—	(.09)	9.94
2010	8.52	.15	.48	.63	(.20)	—	(.20)	8.95
2009	10.40	.25	(1.44)	(1.19)	(.23)	(.46)	(.69)	8.52
2008	11.91	.39	(.77)	(.38)	(.46)	(.67)	(1.13)	10.40
Class I (9/01)
2013(e)	10.69	.20	.47	.67	(.19)	(.25)	(.44)	10.92
2012	10.02	.23	.61	.84	(.17)	—	(.17)	10.69
2011	9.02	.19	.95	1.14	(.14)	—	(.14)	10.02
2010	8.57	.21	.48	.69	(.24)	—	(.24)	9.02
2009	10.46	.30	(1.47)	(1.17)	(.26)	(.46)	(.72)	8.57
2008	11.96	.46	(.78)	(.32)	(.51)	(.67)	(1.18)	10.46

42	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Invest- ment Income (Loss)		Expenses(d)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

6.31%	$184,782	.52	%*	3.32	%*	.40	%*	3.43	%*	5%
8.31	184,856	.56		1.81		.40		1.97		38
12.32	161,839	.53		1.56		.40		1.69		34
7.64	161,798	.48		1.95		.39		2.04		24
(9.87)	156,820	.48		3.49		.40		3.57		67
(3.58)	119,109	.47		3.76		.40		3.83		34

5.99	4,509	1.26	*	2.55	*	1.15	*	2.66	*	5
7.50	5,291	1.31		1.09		1.15		1.24		38
11.43	6,009	1.28		.83		1.15		.96		34
6.87	7,603	1.23		1.24		1.14		1.33		24
(10.57)	10,374	1.23		2.80		1.15		2.88		67
(4.33)	9,299	1.22		2.99		1.15		3.06		34

5.88	32,243	1.27	*	2.55	*	1.15	*	2.66	*	5
7.49	33,069	1.31		1.00		1.15		1.15		38
11.57	22,493	1.29		.79		1.15		.93		34
6.81	18,241	1.23		1.16		1.14		1.25		24
(10.62)	12,754	1.23		2.87		1.15		2.95		67
(4.22)	10,090	1.22		2.91		1.15		2.98		34

6.23	6,014	.77	*	3.07	*	.65	*	3.19	*	5
8.01	5,545	.81		1.56		.65		1.72		38
12.06	4,253	.79		1.25		.65		1.39		34
7.40	2,962	.73		1.57		.64		1.66		24
(10.17)	1,640	.73		3.16		.65		3.24		67
(3.81)	1,193	.72		3.40		.65		3.47		34

6.46	129,485	.27	*	3.56	*	.15	*	3.68	*	5
8.50	133,597	.31		2.09		.15		2.25		38
12.63	133,723	.27		1.75		.15		1.88		34
7.98	217,968	.23		2.18		.14		2.27		24
(9.77)	191,272	.23		3.73		.15		3.81		67
(3.26)	154,485	.22		4.00		.15		4.07		34
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	For the six months ended February 28, 2013.
*	Annualized

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY CONSERVATIVE ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accumulated Net Realized Gains	Return of Capital		Total	Ending Net Asset Value
Class A (9/01)
2013(e)	$11.44	$.19	$.29	$.48	$(.14)	$(.11)	$—		$(.25)	$11.67
2012	10.89	.29	.53	.82	(.27)	—	—		(.27)	11.44
2011	10.27	.28	.58	.86	(.24)	—	—		(.24)	10.89
2010	9.64	.31	.65	.96	(.33)	—	—	*	(.33)	10.27
2009	10.68	.42	(.74)	(.32)	(.46)	(.25)	(.01)		(.72)	9.64
2008	11.73	.48	(.60)	(.12)	(.57)	(.36)	—		(.93)	10.68
Class B (9/01)
2013(e)	11.36	.15	.29	.44	(.10)	(.11)	—		(.21)	11.59
2012	10.82	.22	.51	.73	(.19)	—	—		(.19)	11.36
2011	10.20	.20	.58	.78	(.16)	—	—		(.16)	10.82
2010	9.58	.24	.63	.87	(.25)	—	—	*	(.25)	10.20
2009	10.61	.35	(.73)	(.38)	(.39)	(.25)	(.01)		(.65)	9.58
2008	11.66	.40	(.61)	(.21)	(.48)	(.36)	—		(.84)	10.61
Class C (9/01)
2013(e)	11.37	.15	.28	.43	(.10)	(.11)	—		(.21)	11.59
2012	10.83	.20	.53	.73	(.19)	—	—		(.19)	11.37
2011	10.21	.20	.58	.78	(.16)	—	—		(.16)	10.83
2010	9.59	.23	.64	.87	(.25)	—	—	*	(.25)	10.21
2009	10.63	.33	(.71)	(.38)	(.40)	(.25)	(.01)		(.66)	9.59
2008	11.68	.39	(.59)	(.20)	(.49)	(.36)	—		(.85)	10.63
Class R3 (10/96)
2013(e)	11.41	.18	.29	.47	(.13)	(.11)	—		(.24)	11.64
2012	10.87	.27	.52	.79	(.25)	—	—		(.25)	11.41
2011	10.25	.25	.59	.84	(.22)	—	—		(.22)	10.87
2010	9.62	.29	.64	.93	(.30)	—	—	*	(.30)	10.25
2009	10.66	.40	(.74)	(.34)	(.44)	(.25)	(.01)		(.70)	9.62
2008	11.71	.46	(.61)	(.15)	(.54)	(.36)	—		(.90)	10.66
Class I (9/01)
2013(e)	11.44	.20	.29	.49	(.16)	(.11)	—		(.27)	11.66
2012	10.89	.33	.52	.85	(.30)	—	—		(.30)	11.44
2011	10.26	.30	.60	.90	(.27)	—	—		(.27)	10.89
2010	9.64	.34	.63	.97	(.35)	—	—	*	(.35)	10.26
2009	10.68	.44	(.73)	(.29)	(.49)	(.25)	(.01)		(.75)	9.64
2008	11.73	.51	(.60)	(.09)	(.60)	(.36)	—		(.96)	10.68

44	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Invest- ment Income (Loss)		Expenses(d)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

4.21%	$84,881	.54	%**	3.16	%**	.40	%**	3.30	%**	9%
7.64	79,076	.59		2.38		.40		2.57		44
8.39	44,341	.62		2.35		.40		2.57		34
10.01	45,233	.67		2.79		.40		3.06		18
(1.76)	34,653	.79		4.34		.40		4.73		63
(1.27)	30,926	.73		3.89		.40		4.22		20

3.87	3,478	1.29	**	2.41	**	1.15	**	2.55	**	9
6.78	3,777	1.34		1.76		1.15		1.95		44
7.66	4,305	1.37		1.60		1.15		1.83		34
9.15	5,137	1.42		2.09		1.15		2.36		18
(2.52)	5,322	1.54		3.57		1.15		3.96		63
(2.01)	4,301	1.48		3.16		1.15		3.49		20

3.77	24,603	1.29	**	2.44	**	1.15	**	2.58	**	9
6.78	24,381	1.34		1.63		1.15		1.82		44
7.66	13,757	1.37		1.60		1.15		1.83		34
9.17	13,238	1.42		2.01		1.15		2.28		18
(2.51)	8,642	1.54		3.40		1.15		3.79		63
(1.99)	3,558	1.48		3.15		1.15		3.48		20

4.12	2,187	.79	**	2.94	**	.65	**	3.08	**	9
7.33	2,156	.84		2.26		.65		2.45		44
8.17	2,394	.87		2.10		.65		2.32		34
9.76	1,695	.92		2.53		.65		2.80		18
(2.05)	760	1.04		4.13		.65		4.52		63
(1.50)	798	.98		3.69		.65		4.02		20

4.26	24,963	.29	**	3.36	**	.15	**	3.50	**	9
7.94	28,992	.34		2.78		.15		2.97		44
8.78	24,435	.37		2.54		.15		2.76		34
10.18	48,152	.42		3.03		.15		3.30		18
(1.47)	37,618	.54		4.64		.15		5.03		63
(1.02)	37,364	.48		4.16		.15		4.49		20
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	For the six months ended February 28, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”) and Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was incorporated in the State of Minnesota on June 19, 1996.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income. Strategy Balanced Allocation Fund’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation Fund’s investment objective is to seek a high level of current income consistent with limited risk to capital.

Each Fund is a “fund of funds,” which invests primarily in a variety of other mutual funds that are also advised by Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser (the “Underlying Funds”). Strategy Aggressive Growth Allocation and Strategy Growth Allocation seek to achieve their investment objectives by providing high allocations to various Underlying Funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on Underlying Funds that invest primarily in fixed income securities. Strategy Balanced Allocation seeks to achieve its investment objective by generally providing significant allocations both to Underlying Funds that invest primarily in equity securities and to Underlying Funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. Strategy Conservative Allocation seeks to achieve its investment objective by providing a high allocation to Underlying Funds that invest primarily in fixed income securities, but also has a limited exposure to Underlying Funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. Each Fund may invest in an Underlying Fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the Underlying Funds, each Fund also may invest in securities that will expose the Fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). Strategy Aggressive Growth Allocation, Strategy Growth Allocation, Strategy Balanced Allocation and Strategy Conservative Allocation may each invest up to 10%, 10%, 5% and 5%, respectively, of its total assets in such securities. Each Fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated investment vehicles (other than certain money market funds).

Each Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. Each Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or its Underlying Fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. Each Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

Each Fund’s most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

The affiliated Underlying Funds in which the Funds invest are valued at their respective net asset values. Securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded. These securities are generally classified as Level 1 for fair value measurement purposes.

Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Directors. These securities are generally classified as Level 2. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or

46	Nuveen Investments

indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price. Futures contracts are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gain distributions from the Underlying Funds are recognized as a component of “Distributions from Underlying Funds” on the Statement of Operations.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation. Dividends from net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .50% annual 12b-1 distribution and service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Futures Contracts

Each Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the six months ended February 28, 2013, each of the Funds utilized equity and interest rate futures as an overlay strategy to adjust the exposures created by the Underlying Funds that constitute each Fund’s investment allocation strategy. During the six months ended February 28, 2013, each Fund utilized futures contracts on various indexes to increase their exposure to stocks in that index, and utilized futures contracts on 5-year U.S. Treasury notes to reduce its overall sensitivity to changes in interest rates.

During the six months ended February 28, 2013, Strategy Aggressive Growth Allocation, Strategy Growth Allocation and Strategy Balanced Allocation utilized futures contracts on the S&P 500 Index, S&P Midcap 400 Index and Russell 2000 Index. Strategy Conservative Allocation utilized futures contracts on the S&P 500 Index and Russell 2000 Index.

The average notional amount of futures contracts outstanding during the six months ended February 28, 2013, was as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Average notional amount of futures contracts outstanding*	$15,416,147	$20,904,960	$36,106,930	$2,492,388
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on futures contracts activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution fees and shareholder service fees, are recorded to the specific class.

48	Nuveen Investments

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$4,598,907	$—	$—	$4,598,907
Equity Funds	82,193,289	—	—	82,193,289
Fixed Income Funds	9,817,217	—	—	9,817,217
Short-Term Investments:
Money Market Funds	799,892	—	—	799,892
U.S. Government and Agency Obligations	—	999,408	—	999,408
Derivatives:
Futures Contracts*	642,264	—	—	642,264
Total	$98,051,569	$999,408	$—	$99,050,977

Strategy Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$5,889,151	$—	$—	$5,889,151
Equity Funds	112,669,508	—	—	112,669,508
Fixed Income Funds	31,141,273	—	—	31,141,273
Short-Term Investments:
Money Market Funds	1,230,189	—	—	1,230,189
U.S. Government and Agency Obligations	—	999,408	—	999,408
Derivatives:
Futures Contracts*	635,265	—	—	635,265
Total	$151,565,386	$999,408	$—	$152,564,794
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

Strategy Balanced Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$10,028,999	$—	$—	$10,028,999
Equity Funds	217,376,911	—	—	217,376,911
Fixed Income Funds	125,726,307	—	—	125,726,307
Short-Term Investments:
Money Market Funds	2,316,259	—	—	2,316,259
U.S. Government and Agency Obligations	—	1,599,053	—	1,599,053
Derivatives:
Futures Contracts*	1,270,020	—	—	1,270,020
Total	$356,718,496	$1,599,053	$—	$358,317,549

Strategy Conservative Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$1,332,153	$—	$—	$1,332,153
Equity Funds	54,136,315	—	—	54,136,315
Fixed Income Funds	82,227,812	—	—	82,227,812
Short-Term Investments:
Money Market Funds	2,042,403	—	—	2,042,403
U.S. Government and Agency Obligations	—	299,823	—	299,823
Derivatives:
Futures Contracts*	(63,986)	—	—	(63,986)
Total	$139,674,697	$299,823	$—	$139,974,520
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

50	Nuveen Investments

The following tables present the fair value of all derivative instruments held by the Funds as of February 28, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Strategy Aggressive Growth Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$687,198	Payable for variation margin on futures contracts*	$(45,193)
Interest Rate	Futures Contracts	Payable for variation margin on futures contracts*	259	—	—
Total			$687,457		$(45,193)

Strategy Growth Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$851,815	Payable for variation margin on futures contracts*	$(216,924)
Interest Rate	Futures Contracts	Payable for variation margin on futures contracts*	374	—	—
Total			$852,189		$(216,924)

Strategy Balanced Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$1,576,467	Payable for variation margin on futures contracts*	$(307,310)
Interest Rate	Futures Contracts	Payable for variation margin on futures contracts*	863	—	—
Total			$1,577,330		$(307,310)

Strategy Conservative Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$8,005	Payable for variation margin on futures contracts*	$(72,308)
Interest Rate	Futures Contracts	Payable for variation margin on futures contracts*	317	—	—
Total			$8,322		$(72,308)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the payable for variation margin presented on the Statement of Assets and Liabilities.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2013, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Futures Contracts	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Risk Exposure
Equity	$699,417	$798,028	$1,594,858	$32,285
Interest Rate	17,140	21,321	33,884	4,817
Total	$716,557	$819,349	$1,628,742	$37,102

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Risk Exposure
Equity	$94,838	$(23,336)	$(40,231)	$(113,096)
Interest Rate	21,269	28,460	44,528	3,630
Total	$116,107	$5,124	$4,297	$(109,466)

4. Fund Shares

Transactions in Fund shares were as follows:

	Strategy Aggressive Growth Allocation				Strategy Growth Allocation
	Six Months Ended 2/28/13		Year Ended 8/31/12		Six Months Ended 2/28/13		Year Ended 8/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	168,398	$2,256,662	412,064	$5,072,795	443,433	$5,169,029	980,581	$10,848,432
Class B	321	4,069	417	4,654	700	7,944	1,164	12,129
Class C	63,440	827,139	108,600	1,296,149	129,012	1,466,131	300,251	3,258,108
Class R3	45,553	601,530	92,508	1,125,288	58,667	674,461	149,301	1,611,534
Class I	134,619	1,803,163	445,653	5,227,064	257,928	3,014,203	674,729	7,323,175
Shares issued to shareholders due to reinvestment of distributions:
Class A	79,353	1,030,003	27,777	328,600	410,808	4,632,177	166,219	1,750,976
Class B	2,204	27,741	—	—	20,531	225,900	7,863	80,623
Class C	12,166	152,807	—	—	89,857	989,742	25,462	261,186
Class R3	5,731	73,646	1,511	17,701	34,316	382,461	12,279	127,761
Class I	29,776	387,093	12,600	149,306	146,012	1,652,394	52,601	556,320
	541,561	7,163,853	1,101,130	13,221,557	1,591,264	18,214,442	2,370,450	25,830,244
Shares redeemed:
Class A	(348,707)	(4,672,625)	(861,792)	(10,662,039)	(817,062)	(9,498,800)	(1,638,352)	(18,209,190)
Class B	(24,356)	(313,505)	(68,223)	(815,773)	(36,349)	(411,834)	(169,802)	(1,850,145)
Class C	(105,164)	(1,353,462)	(230,287)	(2,767,212)	(175,142)	(1,988,449)	(370,909)	(4,000,811)
Class R3	(111,855)	(1,448,328)	(93,929)	(1,135,630)	(110,588)	(1,272,802)	(179,791)	(1,946,330)
Class I	(267,802)	(3,559,236)	(731,295)	(8,721,128)	(832,709)	(9,758,677)	(900,555)	(9,884,563)
	(857,884)	(11,347,156)	(1,985,526)	(24,101,782)	(1,971,850)	(22,930,562)	(3,259,409)	(35,891,039)
Net increase (decrease)	(316,323)	$(4,183,303)	(884,396)	$(10,880,225)	(380,586)	$(4,716,120)	(888,959)	$(10,060,795)

52	Nuveen Investments

	Strategy Balanced Allocation				Strategy Conservative Allocation
	Six Months Ended 2/28/13		Year Ended 8/31/12		Six Months Ended 2/28/13		Year Ended 8/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued from reorganization:
Class A	—	$—	2,657,307	$27,213,424	—	$—	3,101,518	$34,223,429
Class B	—	—	112,739	1,138,755	—	—	59,927	656,555
Class C	—	—	953,124	9,633,336	—	—	981,628	10,761,502
Class R3	—	—	51,697	524,190	—	—	4,365	48,055
Class I	—	—	585,292	5,977,707	—	—	102,697	1,132,819
Shares sold:
Class A	596,580	6,463,877	1,559,570	16,135,612	999,482	11,643,979	980,898	10,904,340
Class B	1,848	19,780	10,814	106,391	756	8,657	6,191	66,898
Class C	163,846	1,753,917	502,520	5,109,148	141,086	1,624,021	247,005	2,722,812
Class R3	111,601	1,195,271	188,851	1,911,136	21,105	243,686	31,149	341,598
Class I	507,745	5,493,373	1,464,407	14,822,182	232,480	2,694,423	918,060	10,026,467
Shares issued to shareholders due to reinvestment of distributions:
Class A	655,119	6,965,112	229,893	2,320,604	130,004	1,500,760	128,421	1,432,395
Class B	15,883	166,260	3,585	35,593	5,202	59,559	5,643	62,240
Class C	92,319	967,214	15,913	158,940	33,831	387,615	27,861	309,007
Class R3	21,664	227,864	5,584	55,869	3,930	45,236	4,484	49,643
Class I	451,077	4,782,510	184,589	1,855,282	30,384	350,453	30,177	335,565
	2,617,682	28,035,178	8,525,885	86,998,169	1,598,260	18,558,389	6,630,024	73,073,325
Shares redeemed:
Class A	(1,626,852)	(17,627,403)	(3,317,351)	(34,137,308)	(766,251)	(8,857,152)	(1,369,759)	(15,209,939)
Class B	(100,762)	(1,077,754)	(233,490)	(2,369,396)	(38,157)	(438,396)	(137,233)	(1,509,053)
Class C	(398,508)	(4,270,176)	(614,385)	(6,278,577)	(196,898)	(2,269,973)	(382,869)	(4,237,479)
Class R3	(100,977)	(1,083,714)	(151,434)	(1,554,765)	(25,941)	(300,440)	(71,305)	(783,517)
Class I	(1,601,352)	(17,281,783)	(3,088,729)	(31,227,585)	(657,370)	(7,608,377)	(759,248)	(8,355,778)
	(3,828,451)	(41,340,830)	(7,405,389)	(75,567,631)	(1,684,617)	(19,474,338)	(2,720,414)	(30,095,766)
Net increase (decrease)	(1,210,769)	$(13,305,652)	1,120,496	$11,430,538	(86,357)	$(915,949)	3,909,610	$42,977,559

Class B Shares converted to Class A Shares (recognized as a component of Class A Shares sold and Class B Shares redeemed) during the six months ended February 28, 2013 and fiscal year ended August 31, 2012, were as follows:

Fund	Six Months Ended 2/28/13	Year Ended 8/31/12
Strategy Aggressive Growth Allocation	11,469	39,433
Strategy Growth Allocation	13,943	95,018
Strategy Balanced Allocation	26,190	107,967
Strategy Conservative Allocation	9,183	65,410

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended February 28, 2013, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Purchases:
Affiliated investments	$6,155,475	$10,322,867	$17,538,796	$12,045,729
Non-affiliated investments	755,275	1,007,034	1,510,551	352,462
Sales:
Affiliated investments	9,245,000	18,928,064	34,300,000	14,040,000
Non-affiliated investments	496,198	669,542	790,345	186,402

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of February 28, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Cost of investments	$98,970,254	$148,771,730	$320,347,464	$134,734,764
Gross unrealized:
Appreciation	3,634,936	7,919,822	45,301,483	6,123,217
Depreciation	(4,196,477)	(4,762,023)	(8,601,418)	(819,475)
Net unrealized appreciation (depreciation) of investments	$(561,541)	$3,157,799	$36,700,065	$5,303,742

Permanent differences, primarily due to federal taxes paid, investments in underlying funds and reorganization adjustments, resulted in reclassifications among the Funds’ components of net assets as of August 31, 2012, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Capital paid-in	$1,848	$(53,578)	$595,047	$2,054,662
Undistributed (Over-distribution of) net investment income	(43,366)	(45,748)	(67,974)	(5,985)
Accumulated net realized gain (loss)	41,518	99,326	(527,073)	(2,048,677)

The tax components of undistributed net ordinary income and net long-term capital gains as of August 31, 2012, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Undistributed ordinary income*	$1,115,397	$2,936,962	$4,625,467	$593,754
Undistributed net long-term capital gains	—	4,074,783	6,646,125	1,250,287
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Distributions from net ordinary income*	$640,392	$2,197,795	$4,890,992	$2,852,153
Distributions from net long-term capital gains	—	1,105,550	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

As of August 31, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Strategy Aggressive Growth Allocation	Strategy Conservative Allocation*
Expiration:
August 31, 2016	$—	$993,481
August 31, 2017	—	2,780,290
August 31, 2018	2,682,269	425,968
Total	$2,682,269	$4,199,739
*	A portion of Strategy Conservative Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended August 31, 2012, the following Funds utilized their capital loss carryforwards as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Utilized capital loss carryforwards	$2,331,428	$6,664,966	$3,019,134

54	Nuveen Investments

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended August 31, 2012, there were no post-enactment capital losses generated.

7. Management Fees and Other Transactions with Affiliates

The annual management fee for each Fund, payable monthly, is .10% of the average daily net assets of each Fund.

The management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser has agreed to waive fees and/or reimburse expenses of each Fund through January 31, 2014 so that total annual Fund operating expenses (excluding acquired Fund fees and expenses), as a percentage of average daily net assets, do not exceed .40% for Class A Shares, 1.15% for Class B Shares, 1.15% for Class C Shares, .65% for Class R3 Shares and .15% for Class I Shares.

The Adviser may also voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended February 28, 2013, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Sales charges collected	$41,523	$99,234	$110,513	$85,698
Paid to financial intermediaries	36,239	87,133	96,419	78,069

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended February 28, 2013, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Commission advances	$5,837	$14,947	$11,747	$37,826

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class B Shares and C Shares during the first year following a purchase were retained by the Distributor. During the six months ended February 28, 2013, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
12b-1 fees retained	$13,504	$34,875	$38,767	$28,556

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended February 28, 2013, as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
CDSC retained	$1,253	$6,201	$3,444	$1,814

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

8. New Accounting Pronouncement

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

56	Nuveen Investments

Notes

Nuveen Investments	57

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

58	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

U.S. Bank National Association

St. Paul, MN

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800)257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	59

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates–Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-FAA-0213P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 8, 2013

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 8, 2013